Quarterly Holdings Report
for

Fidelity® Conservative Income Municipal Bond Fund

March 31, 2019

CMB-QTLY-0519
1.967797.105

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 46.8%
	Principal Amount	Value
Alabama - 0.9%
Alabama 21st Century Auth. Tobacco Settlement Rev. Series 2012 A, 5% 6/1/21	805,000	856,576
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	15,770,000	15,670,050

TOTAL ALABAMA		16,526,626

Alaska - 0.3%
North Slope Borough Gen. Oblig. Series 2017 A, 5% 6/30/21 (Pre-Refunded to 6/30/20 @ 100)	440,000	459,074
Valdez Marine Term. Rev. (BP Pipelines (Alaska), Inc. Proj.):
Series 2003 B, 5% 1/1/21	$2,800,000	$2,952,376
Series 2003 C, 5% 1/1/21	1,435,000	1,513,093

TOTAL ALASKA		4,924,543

Arizona - 1.1%
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/20 (b)	1,050,000	1,091,118
5% 10/1/21 (b)	920,000	983,508
5% 10/1/22 (b)	980,000	1,076,461
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2015 A, 5% 1/1/20	2,000,000	2,049,351
Bonds Series 2013 A1, 3.35%, tender 4/4/19 (a)	2,500,000	2,513,130
Arizona State Lottery Rev. Series 2019:
5% 7/1/21 (b)	1,575,000	1,657,877
5% 7/1/22 (b)	1,265,000	1,368,679
Coconino County Poll. Cont. Corp. Rev. Bonds (Nevada Pwr. Co. Projs.):
Series 2017 A, 1.8%, tender 5/21/20 (a)(c)	6,915,000	6,897,159
Series 2017 B, 1.6%, tender 5/21/20 (a)	820,000	816,056
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A, 5% 1/1/20	2,360,000	2,418,234

TOTAL ARIZONA		20,871,573

Arkansas - 0.2%
Little Rock School District Series 2017, 3% 2/1/21	3,255,000	3,335,659
California - 0.9%
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
Series 2018 A, 1 month U.S. LIBOR + 0.380% 2.123%, tender 8/1/21 (a)(d)	13,270,000	13,271,062
Series 2018 C, 1 month U.S. LIBOR + 0.380% 2.123%, tender 8/1/21 (a)(d)	5,000,000	5,000,400

TOTAL CALIFORNIA		18,271,462

Colorado - 0.9%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/20	185,000	192,221
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2017C-1, 4%, tender 3/1/20 (a)	8,600,000	8,672,862
Series 2017C-2, 5%, tender 3/1/22 (a)	1,345,000	1,447,180
Denver City & County Arpt. Rev. Series 2017 A, 5% 11/15/19 (c)	1,060,000	1,081,377
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B:
0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,480,000	3,451,855
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,263,223
Series 2015 A:
2.35% 9/1/20	300,000	300,996
5% 9/1/20	845,000	878,825

TOTAL COLORADO		17,288,539

Connecticut - 4.3%
Connecticut Gen. Oblig.:
Series 2005 B, 5.25% 6/1/19	1,245,000	1,252,287
Series 2011 C, SIFMA Municipal Swap Index + 1.100% 2.6% 5/15/19 (a)(d)	3,720,000	3,723,947
Series 2011 D, 5% 11/1/19	1,880,000	1,915,883
Series 2012 A:
SIFMA Municipal Swap Index + 1.100% 2.6% 4/15/19 (a)(d)	1,505,000	1,505,445
SIFMA Municipal Swap Index + 1.250% 2.75% 4/15/20 (a)(d)	9,665,000	9,760,624
Series 2012 C:
5% 6/1/19	370,000	372,015
5% 6/1/20	1,940,000	2,013,875
Series 2012 D, SIFMA Municipal Swap Index + 0.920% 2.42% 9/15/19 (a)(d)	1,870,000	1,875,088
Series 2013 A:
SIFMA Municipal Swap Index + 0.650% 2.15% 3/1/20 (a)(d)	220,000	220,731
5% 10/15/19	1,040,000	1,058,344
Series 2013 D:
SIFMA Municipal Swap Index + 0.880% 2.38% 8/15/19 (a)(d)	745,000	746,573
5% 8/15/20	560,000	585,054
Series 2014 C, 5% 6/15/20	1,155,000	1,200,438
Series 2014 E, 5% 9/1/19	1,245,000	1,262,161
Series 2015 C, NULL 2.4% 6/15/21 (a)	4,900,000	4,941,307
Series 2015 E, 5% 8/1/19	570,000	576,271
Series 2015 F, 5% 11/15/20	530,000	557,899
Series 2016 B:
5% 5/15/19	2,740,000	2,750,873
5% 5/15/20	1,495,000	1,549,792
5% 5/15/21	5,345,000	5,698,572
Series 2016 E:
4% 10/15/19	2,565,000	2,596,613
5% 10/15/20	3,460,000	3,632,931
5% 10/15/21	375,000	404,486
Series 2016 G, 5% 11/1/19	1,620,000	1,650,921
Series 2017 A, 5% 4/15/20	7,935,000	8,204,417
Series 2017 B:
5% 4/15/19	1,880,000	1,882,261
5% 4/15/20	300,000	310,186
Series 2018 A, 5% 4/15/20	1,315,000	1,359,648
Series 2018 B:
5% 4/15/21	3,285,000	3,494,222
5% 4/15/22	1,315,000	1,435,743
Series A, 5% 2/15/21	4,425,000	4,435,664
Series D, SIFMA Municipal Swap Index + 1.020% 2.52% 8/15/20 (a)(d)	1,935,000	1,953,402
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Yale New Haven Hosp. Proj.) Series B, 1 month U.S. LIBOR + 0.550% 2.218%, tender 4/1/19 (a)(d)	3,125,000	3,125,109
Series 2016 CT, 3% 12/1/19	445,000	449,062
Series A, 5% 7/1/20	1,400,000	1,459,052
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2011 A, 5% 12/1/19	250,000	255,451
Series 2014 A, 5% 9/1/20	420,000	439,396
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A:
5% 6/15/19 (c)	725,000	729,918
5% 6/15/20 (c)	920,000	955,742
New Britain Gen. Oblig. Series 2017 A:
5% 3/1/20 (FSA Insured)	185,000	190,579
5% 3/1/21 (FSA Insured)	255,000	270,479
Stratford Gen. Oblig. Series 2017, 4% 7/1/19 (FSA Insured)	480,000	482,722

TOTAL CONNECTICUT		83,285,183

District Of Columbia - 0.2%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2010 B, 5% 10/1/19 (c)	1,295,000	1,316,004
Series 2015 B, 2.75% 10/1/19 (c)	2,000,000	2,010,254

TOTAL DISTRICT OF COLUMBIA		3,326,258

Florida - 3.3%
Broward County Arpt. Sys. Rev. Series 2012 P1, 4% 10/1/19 (c)	1,690,000	1,710,091
Broward County Port Facilities Rev. Series 2011 B:
5% 9/1/21 (c)	645,000	692,569
5% 9/1/22 (c)	1,000,000	1,072,530
Citizens Property Ins. Corp.:
Series 2011 A1, 5% 6/1/19	4,085,000	4,107,251
Series 2012 A1, 5% 6/1/21	7,885,000	8,446,649
Escambia County Poll. Cont. Rev. Bonds Series 1997, 2.1%, tender 4/11/19 (a)	2,520,000	2,520,006
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2016, 5% 10/1/20 (c)	150,000	157,037
Hillsborough County Aviation Auth. Rev. Series 2013 A, 5% 10/1/20 (c)	1,465,000	1,533,723
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2013 A, 5% 10/1/20	4,400,000	4,597,076
Series 2013 C, 5% 10/1/19	770,000	781,526
Series 2013 D, 5% 10/1/20	660,000	689,363
Series 2017 3A, 5% 10/1/19	1,260,000	1,279,301
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/19	195,000	198,969
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/20 (c)	1,175,000	1,230,119
5% 10/1/21 (c)	710,000	764,471
Series 2015 A, 5% 10/1/19 (c)	5,500,000	5,592,241
Series 2017 B, 5% 10/1/19 (c)	3,905,000	3,970,491
Series A1, 5% 10/1/21	200,000	210,950
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(c)	1,560,000	1,579,094
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/19	1,210,000	1,216,570
Miami-Dade County School Board Ctfs. of Prtn.:
(Miami-Dade County School District) Series 2012 B-2, 4% 4/1/20	400,000	409,339
Series 2014 D, 5% 11/1/20	485,000	510,317
Series 2015 A:
5% 5/1/20	2,270,000	2,351,584
5% 5/1/21	885,000	944,003
Series 2016 C, 5% 2/1/20	1,360,000	1,397,626
Orange County Health Facilities Auth. Series B:
4% 10/1/19 (b)	3,675,000	3,693,150
5% 10/1/20 (b)	3,340,000	3,462,879
5% 10/1/21 (b)	2,670,000	2,843,497
5% 10/1/22 (b)	2,605,000	2,842,055
Tampa Solid Waste Sys. Rev.:
Series 2010, 5% 10/1/19 (FSA Insured) (c)	745,000	756,822
Series 2013, 5% 10/1/20 (c)	690,000	722,057
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 A:
5% 9/1/19	375,000	380,075
5% 9/1/20	435,000	454,653

TOTAL FLORIDA		63,118,084

Georgia - 1.3%
Clarke County Hosp. Auth. Series 2016:
5% 7/1/19	855,000	861,987
5% 7/1/20	560,000	582,910
Cobb County Kennestone Hosp. Auth. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/19	95,000	95,000
5% 4/1/20	130,000	134,277
5% 4/1/21	300,000	318,141
Fulton County Dev. Auth. Hosp. R (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
3% 4/1/19	110,000	110,000
5% 4/1/20	110,000	113,619
5% 4/1/21	245,000	259,815
Fulton County Dev. Auth. (Piedmont Healthcare, Inc. Proj.) Series 2016, 5% 7/1/20	370,000	385,137
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008 A, 5.25% 1/1/21	400,000	422,200
Series 2009 B, 5% 1/1/20	10,435,000	10,667,282
Series 2011 A:
5% 1/1/20	1,230,000	1,257,380
5% 1/1/21	3,625,000	3,810,709
Series 2015 A:
5% 1/1/20	815,000	833,142
5% 1/1/21	745,000	783,166
Series 2016 A:
4% 1/1/21	820,000	848,003
5% 1/1/20	1,360,000	1,390,273
Series C, 5% 1/1/22	730,000	785,027
Series GG:
5% 1/1/20	355,000	363,036
5% 1/1/21	635,000	668,090
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
3% 4/1/19	350,000	350,000
3% 4/1/20	110,000	111,452
3% 4/1/21	100,000	102,146
Lagrange-Troup County Hosp. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	95,000	98,125
5% 4/1/21	240,000	254,513

TOTAL GEORGIA		25,605,430

Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. (Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/20	445,000	463,824
5% 7/15/21	660,000	708,035

TOTAL IDAHO		1,171,859

Illinois - 3.9%
Champaign County Ill Cmnty. Unit Series 2017, 5% 1/1/21	745,000	786,996
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2014 D, 5% 12/1/19	1,620,000	1,655,106
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 4% 1/1/20 (c)	6,365,000	6,471,195
Series 2018 A, 5% 1/1/20 (c)	800,000	819,257
Chicago Park District Gen. Oblig. Series 2013 D, 5% 1/1/20	645,000	658,048
Chicago Transit Auth. Cap. Grant Receipts Rev.:
Series 2015, 5% 6/1/19	700,000	703,485
Series 2017:
4% 6/1/19	3,570,000	3,582,278
5% 6/1/20	2,280,000	2,357,429
5% 6/1/21	975,000	1,034,378
Cook County Gen. Oblig.:
Series 2014 A, 3% 11/15/19	965,000	971,672
Series 2018, 5% 11/15/19	1,115,000	1,136,371
Illinois Fin. Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2012 C, 5% 8/15/20	2,005,000	2,093,581
(OSF Healthcare Sys.) Series 2018 A, 5% 5/15/19	800,000	803,126
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5% 5/15/19	1,000,000	1,003,712
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/19	1,415,000	1,444,423
Bonds:
(Advocate Health Care Network Proj.):
Series 2008 A1, 5%, tender 1/15/20 (a)	1,300,000	1,333,429
Series 2008 A2, 5%, tender 2/12/20 (a)	1,165,000	1,197,803
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	2,100,000	2,100,609
Series 2012 A, 5% 5/15/19	1,085,000	1,089,239
Series 2016 A:
5% 7/1/19	445,000	448,424
5% 8/15/19	370,000	373,653
Series 2016 D, 5% 2/15/20	1,475,000	1,517,582
Series 2016, 5% 11/15/19	260,000	265,178
Illinois Gen. Oblig.:
Series 2006 A, 5% 6/1/19	485,000	487,350
Series 2012, 5% 8/1/22 (FSA Insured)	750,000	810,023
Series 2013 A, 5% 4/1/20	780,000	800,879
Series 2014, 4% 2/1/20	600,000	608,826
Series 2016:
5% 6/1/19	740,000	743,586
5% 2/1/20	375,000	383,583
Series 2017 B, 5% 11/1/19	9,000,000	9,154,922
Series 2018 A, 5% 5/1/19	8,500,000	8,520,222
Series B, 5.25% 1/1/20	610,000	623,692
Illinois Muni. Elec. Agcy. Pwr. Supply:
Series 2007 C, 5.25% 2/1/20	430,000	442,671
Series 2015 A, 5% 2/1/21	1,165,000	1,231,160
Series C, 5.25% 2/1/21	1,000,000	1,060,330
Illinois Reg'l. Trans. Auth.:
Series 2010A, 5% 7/1/20	1,305,000	1,335,915
Series 2011 A, 5% 6/1/19 (FSA Insured)	3,055,000	3,070,875
Series 2014 A, 5% 6/1/19	585,000	588,040
Series 2017 A:
5% 7/1/20	520,000	540,483
5% 7/1/21	520,000	554,492
Railsplitter Tobacco Settlement Auth. Rev. Series 2010:
5% 6/1/19	3,250,000	3,267,214
5.125% 6/1/19	1,630,000	1,638,964
5.25% 6/1/20	3,535,000	3,674,244
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2016 A, 4% 8/15/19	500,000	504,038
Univ. of Illinois Rev.:
Series 2001 A, 5.5% 4/1/19	620,000	620,000
Series 2001 B, 5.5% 4/1/19	315,000	315,000

TOTAL ILLINOIS		74,823,483

Indiana - 1.5%
Indiana Fin. Auth. (Citizens Energy Group Wtr. Proj.) Series 2014 A, 5% 10/1/19	340,000	345,702
Indiana Fin. Auth. Rev. Series 2016:
3% 9/1/19	185,000	185,870
4% 9/1/20	370,000	381,048
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/20 (c)	2,000,000	2,047,839
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	3,870,000	4,097,130
Bonds:
(BP Products North America, Inc. Proj.):
Series 2008, 1.85%, tender 10/1/19 (a)	700,000	699,905
Series 2015, 5%, tender 11/1/22 (a)(c)	600,000	659,544
Series 2014, SIFMA Municipal Swap Index + 0.750% 2.25%, tender 4/4/19 (a)(c)(d)	21,400,000	21,410,826

TOTAL INDIANA		29,827,864

Kansas - 0.1%
Kansas Dev. Fin. Agcy. Series 2009, 5.25% 11/15/21	1,270,000	1,298,359
Kentucky - 2.2%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A, 4% 2/1/20	595,000	602,619
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.05%, tender 9/1/19 (a)	12,000,000	11,958,028
Kenton County Arpt. Board Arpt. Rev. Series 2016, 5% 1/1/20	160,000	163,863
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A, 5% 9/1/19	855,000	866,428
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.) Series D:
5% 5/1/20	3,645,000	3,774,798
5% 5/1/21	555,000	590,009
(Kentucky St Proj.):
Series 2005 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	835,000	893,542
Series 2005, 5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,095,938
Series 2010, 5% 8/1/20	1,785,000	1,863,094
(Proj. No. 117) Series B, 3% 5/1/20	1,570,000	1,592,420
(Proj. No. 98) Series 2010, 4% 8/1/19	675,000	680,168
Series 2015 B, 5% 8/1/19	1,820,000	1,839,900
Series 2016 B, 5% 11/1/19	2,110,000	2,150,521
Series 2016, 3% 4/1/21	775,000	791,787
Series 2017, 5% 4/1/22	900,000	979,434
Series B, 5% 8/1/21	520,000	556,457
Kentucky, Inc. Pub. Energy Series 2018 B, 4% 7/1/21	2,200,000	2,284,502
Louisville & Jefferson County (Norton Healthcare, Inc. Proj.) Series 2016 A, 5% 10/1/19	1,415,000	1,437,313
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)	2,245,000	2,245,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	5,580,000	5,655,553

TOTAL KENTUCKY		42,021,374

Louisiana - 1.1%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/19	835,000	839,548
5% 6/1/20	4,750,000	4,932,590
5% 6/1/21 (FSA Insured)	1,600,000	1,712,912
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2015, 5% 5/15/21	520,000	552,604
(Tulane Univ. of Louisiana Proj.) Series 2016 A, 5% 12/15/19	745,000	762,084
Series 2009 A, 5.25% 7/1/20 (Escrowed to Maturity)	2,530,000	2,638,056
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B, 5% 1/1/22 (c)	520,000	560,929
Series 2017 D1, 5% 1/1/20	745,000	763,609
Series 2017 D2:
5% 1/1/20 (c)	150,000	153,520
5% 1/1/21 (c)	370,000	389,085
5% 1/1/22 (c)	655,000	706,555
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/19	4,525,000	4,541,081
5% 5/15/20	1,135,000	1,171,842
5% 5/15/21	930,000	985,000

TOTAL LOUISIANA		20,709,415

Maine - 0.0%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	250,000	262,130
Massachusetts - 1.2%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/20	370,000	379,522
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/20	765,000	796,487
Series 2012 G, 5% 10/1/19	600,000	610,002
Series 2016 I, 5% 7/1/21	790,000	841,137
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016 J, 5% 7/1/21 (c)	2,540,000	2,709,621
Series 2017 A:
3% 7/1/19 (c)	185,000	185,586
4% 7/1/20 (c)	280,000	287,266
Massachusetts Gen. Oblig.:
Bonds Series 2014 D1, 1.05%, tender 7/1/20 (a)	3,720,000	3,686,632
Series 2017 B, SIFMA Municipal Swap Index + 0.600% 2.1% 2/1/20 (a)(d)	13,020,000	13,037,748
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners Healthcare Sys., Inc. Proj.) Series 2010, 5% 7/1/21	420,000	423,486

TOTAL MASSACHUSETTS		22,957,487

Michigan - 4.6%
Clarkston Cmnty. Schools Series 2016 I, 4% 5/1/20	255,000	261,584
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/21 (FSA Insured)	1,185,000	1,259,821
Series A, 5% 7/1/22 (FSA Insured)	650,000	707,168
Ferris State Univ. Rev. Series 2016:
5% 10/1/19	285,000	289,737
5% 10/1/20	400,000	419,796
Grand Haven Area Pub. Schools Series 2013, 3% 5/1/20	370,000	375,724
Grand Rapids Pub. Schools:
Series 2016, 5% 5/1/19 (FSA Insured)	1,560,000	1,564,225
5% 5/1/19 (FSA Insured)	335,000	335,907
Grand Valley Michigan State Univ. Rev. Series 2011, 5% 2/1/20	975,000	1,001,975
Huron Valley School District Series 2011, 5% 5/1/21	1,475,000	1,571,775
Ingham, Eaton and Clinton Counties Lansing School District Series 2016 I, 5% 5/1/19	570,000	571,544
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hsp, MI. Proj.) Series 2006, 5% 5/15/19 (FSA Insured)	745,000	747,675
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/20	470,000	494,506
Lake Orion Cmnty. School District 5% 5/1/19	670,000	671,826
Lapeer Cmnty. Schools Series 2016:
4% 5/1/19	415,000	415,755
4% 5/1/20	905,000	927,182
Lincoln Consolidated School District Series 2016 A, 5% 5/1/19	745,000	746,987
Michigan Fin. Auth. Rev.:
(Mclaren Health Care Corp. Proj.) 5% 5/15/21	370,000	395,674
Bonds:
Series 2016 MI2, SIFMA Municipal Swap Index + 0.480% 1.98%, tender 2/1/22 (a)(d)	44,800,000	44,785,664
1.1%, tender 8/15/19 (a)	975,000	972,951
Series 2015 A, 5% 5/15/19	355,000	356,365
Series 2016:
3% 1/1/20	110,000	110,941
5% 11/15/19	495,000	504,735
Michigan Gen. Oblig. Series 2016, 5% 3/15/20	815,000	841,248
Michigan Hosp. Fin. Auth. Rev. Bonds Series 2010 F4, 1.95%, tender 4/1/20 (a)	3,930,000	3,936,187
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) 2.85%, tender 8/2/21 (a)(c)	10,500,000	10,649,205
Milan Area Schools Series 2019, 5% 5/1/22	675,000	740,171
Mount Clemens Cmnty. School District Series 2017 A:
5% 5/1/19	530,000	531,431
5% 5/1/20	630,000	653,398
Portage Pub. Schools Series 2016:
5% 5/1/19	465,000	466,279
5% 5/1/20	500,000	518,405
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	285,000	285,791
Royal Oak City School District Series 2018, 4% 5/1/20	300,000	307,941
Warren Consolidated School District Series 2016, 4% 5/1/19	745,000	746,355
Wayne County Arpt. Auth. Rev.:
Series 2011 A, 5% 12/1/19 (c)	2,890,000	2,951,658
Series 2017 A:
5% 12/1/19	930,000	951,091
5% 12/1/20	445,000	470,036
Series 2017 B:
5% 12/1/19 (c)	845,000	863,028
5% 12/1/20 (c)	535,000	563,291
Ypsilanti School District Series A, 4% 5/1/19	1,375,000	1,377,445
Zeeland Pub. Schools Series 2015, 5% 5/1/21	1,285,000	1,365,235

TOTAL MICHIGAN		87,707,712

Missouri - 0.0%
Kansas City Santn Swr. Sys. R Series 2018 B, 5% 1/1/20	300,000	307,766
Missouri Health & Edl. Facilities Rev. Series 2016, 5% 5/15/20	590,000	611,222

TOTAL MISSOURI		918,988

Montana - 0.1%
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/20	1,290,000	1,326,446
Nevada - 0.9%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/20 (c)	2,445,000	2,538,839
Series 2013 A, 5% 7/1/20 (c)	1,520,000	1,577,380
Series 2017 C, 5% 7/1/21 (c)	5,330,000	5,682,313
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Projs.) Series 2017, 1.6%, tender 5/21/20 (a)	3,080,000	3,065,185
Clark County School District:
Series 2007 A, 4.5% 6/15/19	250,000	251,491
Series 2015 D, 5% 6/15/20	440,000	457,310
Series 2016 A, 5% 6/15/21	425,000	455,511
Series 2016 D, 5% 6/15/19	785,000	790,389
Series 2017 B, 5% 6/15/19	595,000	599,085
Washoe County Gas Facilities Rev. Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 A, 1.5%, tender 6/3/19 (a)(c)	1,040,000	1,039,052

TOTAL NEVADA		16,456,555

New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Southern NH Med. Ctr. Proj.) Series 2016:
3% 10/1/19	460,000	462,629
3% 10/1/21	570,000	584,062
Series 2016, 3% 10/1/20	820,000	832,398

TOTAL NEW HAMPSHIRE		1,879,089

New Jersey - 5.8%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/19	6,735,000	6,858,025
Jersey City Gen. Oblig. Series 2015, 4% 2/15/20 (FSA Insured)	391,000	399,407
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2008 A, 5% 5/1/19	295,000	295,775
Series 2009 AA, 5.25% 12/15/20	745,000	749,887
Series 2011 EE, 4.5% 9/1/20	170,000	176,015
Series 2017 B, 5% 11/1/19	2,480,000	2,525,737
New Jersey Gen. Oblig. Series 2013 NN, 5% 3/1/21	150,000	157,712
Series 2013, 5% 3/1/20	3,030,000	3,113,255
Series 2014 PP, 5% 6/15/19	985,000	991,518
Series 2017 DDD:
5% 6/15/19	370,000	372,449
5% 6/15/20	370,000	383,342
Series PP, 5% 6/15/20	150,000	155,409
New Jersey Edl. Facility ( William Paterson College Proj.) Series 2017 B, 5% 7/1/20	357,000	371,830
New Jersey Gen. Oblig.:
Series 2005 L, 5.25% 7/15/19	445,000	449,720
Series 2014, 5% 6/1/19	465,000	467,478
Series 2016 T, 5% 6/1/20	510,000	529,242
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A, 5% 7/1/19	300,000	302,467
Series 2016:
5% 7/1/19	755,000	761,246
5% 7/1/20	1,500,000	1,562,310
4% 7/1/19 (Escrowed to Maturity)	180,000	181,075
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011 1, 5% 12/1/20 (c)	6,345,000	6,664,725
Series 2011-1, 5.5% 12/1/21 (c)	6,345,000	6,918,778
Series 2013:
4% 12/1/20 (c)	1,905,000	1,969,941
5% 12/1/19 (c)	500,000	510,500
Series 2014 1A:
5% 12/1/20 (c)	6,000,000	6,302,340
5% 12/1/21 (c)	4,500,000	4,848,840
Series 2016 1A, 5% 12/1/21 (c)	2,000,000	2,155,040
Series 2017 1A, 5% 12/1/22 (c)	300,000	330,549
Series 2017 1B:
5% 12/1/19 (c)	1,970,000	2,011,369
5% 12/1/20 (c)	2,725,000	2,862,313
Series 2018 B:
5% 12/1/20 (c)	1,875,000	1,969,481
5% 12/1/21 (c)	1,290,000	1,390,001
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D:
4% 10/1/20 (c)	1,295,000	1,333,293
4% 4/1/21 (c)	1,405,000	1,456,072
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/19	2,210,000	2,220,672
5% 6/1/20	2,430,000	2,513,106
5% 6/1/21	5,190,000	5,507,784
5% 6/1/22	305,000	331,538
New Jersey Tpk. Auth. Tpk. Rev. Series 2017 C1, 1 month U.S. LIBOR + 0.340% 2.082% 1/1/21 (a)(d)	485,000	485,451
New Jersey Trans. Trust Fund Auth.:
Series 1999 A, 5.75% 6/15/20	205,000	210,510
Series 2013 A, 5% 6/15/20	695,000	720,062
Series 2013 AA, 5% 6/15/19	355,000	357,349
Series 2016 A, 5% 6/15/20	12,860,000	13,317,430
Series 2018 A:
4% 6/15/20	575,000	588,656
5% 6/15/21	6,830,000	7,247,040
5% 6/15/22	11,215,000	12,174,107
Series AA, 5% 6/15/20	125,000	129,508
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/19	3,860,000	3,916,812

TOTAL NEW JERSEY		111,247,166

New Mexico - 0.1%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 A, 1.875%, tender 4/1/20 (a)	1,490,000	1,479,578
Series 2005 B, 1.875%, tender 4/1/20 (a)	1,300,000	1,290,907

TOTAL NEW MEXICO		2,770,485

New York - 0.2%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2000 A, 0% 6/1/19 (FSA Insured)	400,000	398,980
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2015 C, 4%, tender 11/15/20 (a)	1,000,000	1,028,370
Series 2018 B:
5% 5/15/20	900,000	931,833
5% 5/15/21	625,000	665,238
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/22 (c)	800,000	868,904

TOTAL NEW YORK		3,893,325

North Carolina - 0.2%
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 B, 2.2%, tender 12/1/22 (a)	2,860,000	2,871,554
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2010 A, 5% 1/1/20	330,000	338,293
Series C, 5% 1/1/21	355,000	355,891

TOTAL NORTH CAROLINA		3,565,738

Ohio - 1.3%
Allen County Hosp. Facilities Rev. Bonds (Mercy Health Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.750% 2.25%, tender 5/1/20 (a)(d)	11,660,000	11,670,727
Cleveland Ctfs. of Prtn. Series 2010 A, 5% 11/15/19	1,665,000	1,696,392
Cleveland Pub. Pwr. Sys. Rev. Series 2016 A, 5% 11/15/19	1,405,000	1,433,951
Franklin County Hosp. Facilities Rev. Bonds (Ohio Health Corp.) Series 2018 B, SIFMA Municipal Swap Index + 0.430% 1.93%, tender 11/15/21 (a)(d)	7,100,000	7,101,562
Hamilton County HealthCare Facilities Rev. (Christ Hosp., OH. Proj.) Series 2012, 5% 6/1/20	645,000	668,652
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017, 4% 7/1/19	150,000	150,851
(Kenyon College, Oh. Proj.) Series 2017, 4% 7/1/20	150,000	154,275
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/20	1,615,000	1,658,074

TOTAL OHIO		24,534,484

Oklahoma - 0.0%
Oklahoma County Fin. Auth. Edl. Facilities (Midwest City- Del City School Dis Proj.) Series 2018:
5% 10/1/19	345,000	350,734
5% 10/1/21	510,000	550,035

TOTAL OKLAHOMA		900,769

Oregon - 0.3%
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (a)(c)	5,500,000	5,979,050
Oregon Facilities Auth. Rev.:
(Legacy Health Proj.) Series 2011 A, 5.25% 5/1/19	260,000	260,737
Series 2011 C, 5% 10/1/20	310,000	325,295

TOTAL OREGON		6,565,082

Pennsylvania - 3.3%
Adams County Indl. Dev. Auth. Rev. Series 2010, 5% 8/15/20	1,310,000	1,368,609
Allegheny County Arpt. Auth. Rev. Series 2006 B, 5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	625,000	674,719
Allegheny County Hosp. Dev. Auth. Rev. Series 2010 A, 5% 5/15/19	780,000	783,114
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 B, 5% 7/1/20	430,000	442,552
Lycoming County Auth. College Rev. Series 2016, 4% 10/1/19	745,000	753,076
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/21	350,000	372,817
Pennsylvania Gen. Oblig.:
Series 2010 A, 5% 5/1/20	575,000	595,982
Series 2016:
5% 1/15/21	420,000	445,036
5% 1/15/22	3,110,000	3,394,347
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013, SIFMA Municipal Swap Index + 1.150% 2.65% 12/1/19 (a)(d)	1,170,000	1,171,567
Series 2018 A1:
SIFMA Municipal Swap Index + 0.350% 1.85% 12/1/20 (a)(d)	5,100,000	5,093,217
SIFMA Municipal Swap Index + 0.430% 1.93% 12/1/21 (a)(d)	10,010,000	9,986,477
Series 2018 B, SIFMA Municipal Swap Index + 0.500% 2% 12/1/21 (a)(d)	6,410,000	6,407,180
Philadelphia Arpt. Rev.:
Series 2010 D, 5% 6/15/21 (c)	1,425,000	1,481,715
Series 2011 A, 5% 6/15/21 (c)	510,000	543,068
Series 2015 A, 5% 6/15/19 (c)	890,000	895,541
Series 2017 B, 5% 7/1/19 (c)	1,000,000	1,007,594
Philadelphia Gas Works Rev.:
Series 2015 13:
5% 8/1/19	1,750,000	1,769,193
5% 8/1/20	1,835,000	1,915,538
5% 8/1/21	1,770,000	1,897,458
Series 2016 14:
5% 10/1/19	3,715,000	3,776,373
5% 10/1/20	1,345,000	1,411,161
Series 2017 15, 4% 8/1/20	370,000	381,389
Pittsburgh & Alleg County Parkin Series 2017, 4% 12/15/19	245,000	248,950
Reading School District Series 2017, 5% 3/1/21 (FSA Insured)	150,000	158,493
Saint Mary Hosp. Auth. Health Sys. Rev. Series 2010 B:
5% 11/15/19	500,000	510,397
5% 11/15/19 (Escrowed to Maturity)	100,000	102,048
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Series 2018, SIFMA Municipal Swap Index + 0.240% 1.74% 9/15/21 (a)(d)	15,700,000	15,669,542

TOTAL PENNSYLVANIA		63,257,153

Rhode Island - 0.3%
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 5% 12/1/21 (c)	500,000	538,895
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/20	3,500,000	3,620,925
5% 6/1/21	765,000	810,999

TOTAL RHODE ISLAND		4,970,819

South Carolina - 0.4%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,300,000	1,323,138
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series A4:
5% 1/1/20	2,605,000	2,668,492
5% 1/1/20 (Escrowed to Maturity)	2,530,000	2,595,111
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2016, 5% 2/1/20	560,000	574,975
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 B, 4% 1/1/20 (Escrowed to Maturity)	225,000	229,126
Series 2012 D, 4% 12/1/19 (Escrowed to Maturity)	195,000	198,192

TOTAL SOUTH CAROLINA		7,589,034

Tennessee - 0.3%
Jackson Hosp. Rev. Series 2018 A, 5% 4/1/21	500,000	530,440
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2010 B, 5.5% 7/1/19 (c)	1,950,000	1,967,491
Series 2011 C, 5% 7/1/19 (c)	1,210,000	1,219,371
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B, 1.55%, tender 11/3/20 (a)	2,375,000	2,366,118

TOTAL TENNESSEE		6,083,420

Texas - 1.1%
Austin-Bergstrom Landhost Ente Series 2017:
5% 10/1/19	395,000	401,051
5% 10/1/20	675,000	705,746
5% 10/1/21	810,000	870,288
Dallas County Util. and Reclamation District Series 2016:
5% 2/15/20	980,000	1,008,205
5% 2/15/22	1,000,000	1,089,930
Dallas Fort Worth Int'l. Arpt. Rev. Series 2012 F, 5% 11/1/20 (c)	600,000	630,066
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2016, 5% 11/15/19	1,350,000	1,377,226
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2014 B, 2.08%, tender 4/4/19 (a)	3,820,000	3,822,679
Series 2015 3, 1 month U.S. LIBOR + 0.850% 2.549%, tender 6/1/20 (a)(d)	1,935,000	1,943,108
Series 2013 B, SIFMA Municipal Swap Index + 0.900% 2.4% 6/1/22 (a)(d)	600,000	605,496
Series 2015, 5% 10/1/20	600,000	629,058
Houston Arpt. Sys. Rev.:
(Houston TX Arpt. Sys. Rev. Subord Proj.) Series 2011 A, 5% 7/1/21 (c)	1,325,000	1,416,518
Series 2011 A:
5% 7/1/19 (c)	805,000	811,437
5% 7/1/22 (c)	630,000	676,400
Series 2018 A, 5% 7/1/21 (c)	525,000	561,262
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/20	370,000	386,650
5% 10/15/21	185,000	198,498
Love Field Arpt. Modernization Rev. Series 2015, 5% 11/1/19 (c)	745,000	759,263
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/22	1,100,000	1,141,041
Series 2010:
5% 5/15/20	240,000	248,849
5% 5/15/21	1,255,000	1,301,975
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	705,000	711,169
Royse City Independent School District Series 2014, 0% 2/15/20	415,000	408,796

TOTAL TEXAS		21,704,711

Virginia - 1.2%
Halifax County Indl. Dev. Auth. Bonds 2.15%, tender 9/1/20 (a)	2,470,000	2,477,534
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
Series 2008 A, 1.75%, tender 5/16/19 (a)	1,390,000	1,389,741
Series 2008 B, 2.15%, tender 9/1/20 (a)	4,170,000	4,185,012
Lynchburg Econ. Dev. (Centra Health Proj.) Series A, 5% 1/1/20	370,000	378,962
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	10,290,000	10,283,414
Series 2009 A, 2.15%, tender 9/1/20 (a)	2,635,000	2,643,037
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	2,160,000	2,159,819

TOTAL VIRGINIA		23,517,519

Washington - 0.5%
Port of Seattle Rev.:
Series 2010 C, 5% 2/1/20 (c)	2,080,000	2,136,322
Series 2015 B, 5% 3/1/20	685,000	706,163
Series 2015 C, 5% 4/1/21 (c)	1,565,000	1,663,126
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/20	3,405,000	3,519,851
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A, 5.25% 8/15/19	950,000	962,555
(Providence Health Systems Proj.) Series 2011 B, 5% 10/1/19	790,000	803,091
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	350,000	377,745
Series 2012 A, 5% 10/1/19	500,000	508,285

TOTAL WASHINGTON		10,677,138

West Virginia - 1.3%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(c)	16,300,000	16,295,925
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	4,455,000	4,531,002
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2008 D, 3.25% 5/1/19	185,000	185,154
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(c)	2,820,000	2,808,635
1.9%, tender 4/1/19 (a)	1,795,000	1,795,000

TOTAL WEST VIRGINIA		25,615,716

Wisconsin - 1.3%
Milwaukee County Arpt. Rev. Series 2016 A, 5% 12/1/19 (c)	1,810,000	1,848,616
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017:
4% 7/1/19	300,000	301,529
5% 7/1/21	300,000	320,172
Bonds:
(Ascension Health Cr. Group Proj.) Series 2013 B:
5%, tender 6/1/20 (a)	4,455,000	4,618,899
5%, tender 6/1/21 (a)	4,145,000	4,431,088
Series 2013 B, 4%, tender 5/30/19 (a)	4,005,000	4,020,634
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 1.95%, tender 7/27/22 (a)(d)	9,960,000	9,918,168

TOTAL WISCONSIN		25,459,106

TOTAL MUNICIPAL BONDS
(Cost $898,731,985)		900,265,783

Municipal Notes - 51.4%
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.72% 4/5/19, VRDN (a)(c)	2,803,000	$2,803,000
California - 3.0%
El Centro Reg'l. Med. Cen Participating VRDN Series Floaters XF 10 72, 1.85% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	11,580,000	11,580,000
San Francisco Calif. City & Cnty. Arpts. Commn. Int'l. Arpt. Rev. Participating VRDN Series 15 ZF 01 64, 1.75% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(e)(f)	4,960,000	4,960,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters ZM 06 41, 1.75% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(e)(f)	8,225,000	8,225,000
Series Floaters ZM 06 44, 1.75% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(e)(f)	11,235,000	11,235,000
San Jose Int. Arpt. Rev. Participating VRDN Series 2017, 1.85% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(e)(f)	20,000,000	20,000,000
Shafter Indl. Dev. Auth. Indl. Dev. Rev. 2.01% 4/5/19, LOC Deutsche Bank AG, VRDN (a)(c)	920,000	920,000

TOTAL CALIFORNIA		56,920,000

Colorado - 0.9%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 1.85% 4/5/19, LOC Deutsche Bank AG, VRDN (a)	2,380,000	2,380,000
Colorado Hsg. & Fin. Auth. Econ. Dev. (Pacific Instruments Proj.) Series 2000, 1.71% 4/5/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	685,000	685,000
Colorado Springs Spl. Oblig. Series 2007, 1.71% 4/5/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	1,190,000	1,190,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XM 07 15, 1.8% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(e)(f)	13,995,000	13,995,000

TOTAL COLORADO		18,250,000

Connecticut - 0.2%
New Britain Gen. Oblig. BAN Series 2018, 5% 12/19/19	4,100,000	4,192,004
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 1.65% 4/1/19, VRDN (a)(c)	3,800,000	3,800,000
District Of Columbia - 0.7%
District of Columbia Rev. Participating VRDN Series Floaters XF 10 78, 1.9% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	14,030,000	14,030,000
Florida - 2.1%
Aqua One Cmnty. Dev. District Fla Participating VRDN Series Floaters XF 10 76, 1.85% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	8,955,000	8,955,000
Avenir Cmnty. Dev. District Participating VRDN Series Floaters XF 10 74, 1.85% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	2,250,000	2,250,000
Broward County Arpt. Sys. Rev. Participating VRDN Series Floaters XL 00 88, 1.85% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(e)(f)	15,730,000	15,730,000
Collier County Indl. Dev. Auth. Rev. (Var March Proj.) Series 2004, 1.66% 4/5/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	220,000	220,000
Mirada Cmnty. Dev. District Participating VRDN Series Floaters XF 10 75, 1.85% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	13,175,000	13,175,000

TOTAL FLORIDA		40,330,000

Georgia - 0.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 1.65% 4/1/19, VRDN (a)(c)	15,810,000	15,810,000
Idaho - 0.1%
Idaho Health Facilities Auth. Rev. Participating VRDN Series 16 XG 00 66, 1.73% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	1,500,000	1,500,000
Illinois - 2.2%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters XL 00 49, 1.75% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(e)(f)	11,660,000	11,660,000
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 1.9% 4/5/19 (Liquidity Facility Citibank NA) (a)(e)(f)	6,975,000	6,975,000
Chicago Transit Auth. Rev. Bonds Participating VRDN Series XM 00 53, 1.75% 4/5/19 (Liquidity Facility Citibank NA) (a)(e)(f)	12,205,000	12,205,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 1.73% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	3,720,000	3,720,000
Illinois Gen. Oblig. Participating VRDN Series Floaters XM 01 86, 1.75% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	8,730,000	8,730,000

TOTAL ILLINOIS		43,290,000

Iowa - 0.5%
Hills Health Facilities Rev. Participating VRDN Series Floaters XF 10 73, 1.85% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	9,100,000	9,100,000
Louisiana - 2.8%
New Orleans Aviation Board Rev. Participating VRDN:
Series Floater ZF 24 97, 1.75% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(e)(f)	7,500,000	7,500,000
Series Floaters XL 00 46, 1.75% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(e)(f)	13,340,000	13,340,000
Series Floaters ZM 05 58, 1.75% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(e)(f)	7,500,000	7,500,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.68% 4/5/19, VRDN (a)	12,200,000	12,200,000
Series 2010 B1, 1.68% 4/5/19, VRDN (a)	12,500,000	12,500,000

TOTAL LOUISIANA		53,040,000

Maine - 0.0%
Auburn Rev. Oblig. Secs Series 2001, 1.85% 4/5/19, LOC TD Banknorth, NA, VRDN (a)(c)	210,000	210,000
Massachusetts - 0.9%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 1.75% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(e)(f)	16,330,000	16,330,000
Nahant BAN Series 2018 A, 3% 6/28/19	1,700,000	1,704,025

TOTAL MASSACHUSETTS		18,034,025

Minnesota - 0.5%
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 1.8% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)(g)	9,700,000	9,700,000
Mississippi - 0.6%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 1.55% 4/1/19, VRDN (a)(c)	11,000,000	11,000,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. Series 1998, 1.72% 4/5/19, VRDN (a)(c)	900,000	900,000
Nevada - 1.7%
Clark County Arpt. Rev. Participating VRDN Series ROC II R 11823, 1.7% 4/5/19 (Liquidity Facility Citibank NA) (a)(e)(f)	16,250,000	16,250,000
Sparks Econ. Dev. Rev. (RIX Industries Proj.) Series 2002, 1.71% 4/5/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	235,000	235,000
Washoe County Gas Facilities Rev.:
Series 2016 C, 1.6% 4/5/19, VRDN (a)(c)	9,600,000	9,600,000
Series 2016 E, 1.61% 4/5/19, VRDN (a)(c)	6,000,000	6,000,000

TOTAL NEVADA		32,085,000

New Jersey - 8.6%
Belmar Gen. Oblig. BAN Series 2019, 3.25% 2/7/20	13,097,000	13,238,513
Borough of Riverdale BAN Series 2018, 3% 9/13/19	4,050,000	4,073,284
Chester Township Gen. Oblig. BAN Series 2018, 3% 10/11/19	5,580,000	5,619,405
Delran Township BAN Series 2018, 3% 10/25/19	8,900,000	8,963,398
East Brunswick Township Gen. Oblig. BAN Series 2019, 3.5% 1/10/20	3,100,000	3,144,892
Englewood Gen. Oblig. BAN Series 2018, 3% 4/2/19	24,370,000	24,370,000
Flemington BAN 3.5% 1/15/20	4,603,000	4,660,304
Gloucester Township BAN Series 2018 B, 3% 6/20/19	20,094,801	20,144,180
Highland Park Gen. Oblig. BAN Series 2018, 3% 4/16/19	5,300,000	5,302,683
Maple Shade Township BAN Series 2018:
3% 6/27/19	5,607,877	5,624,235
3% 6/27/19	7,900,000	7,923,044
Millburn Township Gen. Oblig. BAN Series 2018, 3% 6/14/19	5,200,000	5,211,907
Millstone Township Gen. Oblig. BAN Series 2018, 3% 9/10/19	5,128,000	5,157,383
Roselle County of Union BAN Series 2018, 3.5% 12/6/19	4,800,000	4,856,497
Saddle Brook Township Gen. Oblig. BAN Series 2018, 3% 5/30/19	8,550,000	8,565,664
South River Borough Gen. Oblig. BAN Series 2018, 3.5% 12/10/19	9,407,250	9,523,031
Teaneck Township Gen. Oblig. BAN Series 2018, 3% 6/28/19	3,700,000	3,709,660
Vineland Gen. Oblig. BAN Series 2018, 3.5% 11/14/19	8,200,000	8,288,422
Wall Township Gen. Oblig. BAN Series 2018, 3% 6/28/19	16,856,000	16,900,417

TOTAL NEW JERSEY		165,276,919

New York - 10.6%
Amsterdam City School District BAN Series 2018, 3% 6/28/19	19,900,000	19,952,922
Broome County Gen. Oblig. BAN Series 2018 A, 3% 5/3/19	11,400,000	11,412,839
Eden N Y Cent School District BAN Series 2019, 3% 6/6/19	5,000,000	5,011,007
Geneva BAN Series 2018, 3% 5/8/19	10,500,000	10,512,150
Geneva Hsg. Auth. Rev. Series 2000, 1.98% 4/5/19, VRDN (a)(c)	1,165,000	1,165,000
Gloversville School District BAN Series 2018, 3% 10/18/19	23,145,000	23,300,488
New York Metropolitan Trans. Auth. Rev. BAN Series 2019 A, 4% 2/3/20	55,375,000	56,430,376
North Rose-Wolcott Central School District Wayne County BAN Series 2018, 3.5% 7/26/19	16,000,000	16,088,899
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (Var G A Braun, Inc. Proj.) Series 2007, 1.8% 4/5/19, LOC Manufacturers & Traders Trust Co., VRDN (a)(c)	5,800,000	5,800,000
Penn Yan NY Central School District BAN Series 2018, 3% 7/19/19	8,400,000	8,427,783
Putnam County Indl. Dev. Agcy. Rev. Series 2006 A, 2.12% 4/5/19, LOC RBS Citizens NA, VRDN (a)	4,035,000	4,035,000
Queensbury Union Free School District BAN Series 2018:
2.75% 4/26/19	1,000,000	1,000,567
3% 7/12/19	10,200,000	10,232,106
Sidney Cent School District BAN Series 2018, 3% 7/10/19	4,798,077	4,812,215
South Glens Falls Central School District BAN:
Series 2018 A, 3% 7/26/19	12,500,000	12,551,665
Series 2018 B, 3% 7/26/19	1,099,950	1,104,496
Troy Rensselaer County BAN Series B, 3% 8/2/19	12,440,695	12,496,916
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A:
1.88% 4/5/19, LOC Manufacturers & Traders Trust Co., VRDN (a)(c)	270,000	270,000
1.88% 4/5/19, LOC Manufacturers & Traders Trust Co., VRDN (a)(c)	205,000	205,000

TOTAL NEW YORK		204,809,429

North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. Series 2000 B, 1.7% 4/5/19, VRDN (a)(c)	2,100,000	2,100,000
Ohio - 0.8%
Akron Income Tax Rev. BAN Series 2018, 3.5% 12/10/19	5,350,000	5,413,992
Belmont County BAN Series 2018 A, 3% 4/18/19	4,200,000	4,202,611
East Clinton Local School District BAN Series 2019:
2.8% 12/3/19	2,200,000	2,213,719
3% 12/17/19	2,200,000	2,216,040
Englewood BAN Series 2019, 3% 1/22/20	1,600,000	1,612,224

TOTAL OHIO		15,658,586

Pennsylvania - 1.1%
Berks County Indl. Dev. Auth. Rev. (KTB Real Estate Partnership Proj.) 1.71% 4/5/19, LOC Manufacturers & Traders Trust Co., VRDN (a)(c)	300,000	300,000
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 1.73% 4/4/22, VRDN (a)	13,080,000	13,080,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2015 B, 1.73% 4/4/22, VRDN (a)	7,360,000	7,360,000

TOTAL PENNSYLVANIA		20,740,000

South Carolina - 2.0%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1995, 1.72% 4/5/19, VRDN (a)(c)	11,700,000	11,700,000
Series 1997, 1.72% 4/5/19, VRDN (a)(c)	3,800,000	3,800,000
South Carolina Jobs-Econ. Dev. Auth. Series 2018 C, 1.73% 4/4/22, VRDN (a)	1,825,000	1,825,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2001, 1.66% 4/5/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	1,800,000	1,800,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Floaters XG 02 09, 1.85% 4/5/19 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	4,625,000	4,625,000
Series Floaters XM 02 91, 1.75% 4/5/19 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	2,500,000	2,500,000
Series Floaters XM 03 84, 1.75% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	10,000,000	10,000,000
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 1.85% 4/5/19 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	2,165,000	2,165,000

TOTAL SOUTH CAROLINA		38,415,000

Tennessee - 0.1%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 1.72% 4/5/19, VRDN (a)(c)	2,230,000	2,230,000
Texas - 6.6%
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 10 61, 1.72% 4/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(e)(f)	8,370,000	8,370,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 1.65% 4/1/19, VRDN (a)	11,195,000	11,195,000
Series 2004, 1.83% 4/5/19, VRDN (a)(c)	57,485,000	57,484,980
Series 2010 C, 1.64% 4/1/19, VRDN (a)	12,500,000	12,500,000
Series 2010 D:
1.75% 4/5/19, VRDN (a)	6,350,000	6,350,000
1.76% 4/5/19, VRDN (a)	30,565,000	30,565,000

TOTAL TEXAS		126,464,980

Utah - 1.8%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 1.75% 4/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(e)(f)	20,500,000	20,500,000
Series Floaters XM 06 99, 1.8% 4/5/19 (Liquidity Facility Cr. Suisse AG) (a)(c)(e)(f)	6,400,000	6,400,000
Series Floaters ZM 05 51, 1.75% 4/5/19 (Liquidity Facility Citibank NA) (a)(c)(e)(f)	7,500,000	7,500,000

TOTAL UTAH		34,400,000

Washington - 1.0%
Seattle Hsg. Auth. Rev. (Douglas Apts. Proj.) 1.66% 4/5/19, LOC KeyBank NA, VRDN (a)	715,000	715,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 1.85% 5/10/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)(f)(g)	9,915,000	9,915,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Floaters XF 00 42, 1.73% 4/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	8,705,000	8,705,000

TOTAL WASHINGTON		19,335,000

West Virginia - 1.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 1.72% 4/4/22, VRDN (a)	18,510,000	18,510,000
Wisconsin - 0.4%
Wisconsin Health & Edl. Facilities Participating VRDN Series 2017 ZF 2412, 1.75% 4/5/19 (Liquidity Facility Citibank NA) (a)(e)(f)	7,500,000	7,500,000
TOTAL MUNICIPAL NOTES
(Cost $989,937,796)		990,433,943
	Shares	Value

Money Market Funds - 2.3%
Fidelity Municipal Cash Central Fund, 1.50% (h)(i)
(Cost $43,471,000)	43,466,653	43,471,000
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $1,932,140,781)		1,934,170,726
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(9,274,775)
NET ASSETS - 100%		$1,924,895,951

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,615,000 or 1.0% of net assets.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 1.8% 5/10/19 (Liquidity Facility Barclays Bank PLC)	1/10/19	$9,700,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 1.85% 5/10/19 (Liquidity Facility Barclays Bank PLC)	3/1/18 - 1/18/19	$9,915,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$97,089
Total	$97,089

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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